Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 502,314	$ 414,088
Short-term bank deposits	75,622	200,370
Accounts receivable, net	113,583	99,200
Inventories	114,346	88,406
Investment in sales-type leases, net	6,651	6,696
Prepaid expenses	7,966	5,470
Deferred income taxes	22,448	16,501
Other current assets	25,325	21,398
Total current assets	868,255	852,129
Non-current assets
Goodwill	1,203,296	1,195,891
Other intangible assets, net	587,566	622,330
Investment in sales-type leases	13,007	11,219
Amounts funded in respect of employees rights upon retirement	3,369	3,166
Property, plant and equipment, net	110,848	91,005
Other non-current assets	4,827	6,481
Total non-current assets	1,922,913	1,930,092
Total assets	2,791,168	2,782,221
Current liabilities:
Accounts payable	38,856	35,375
Accrued expenses and other current liabilities	32,919	32,849
Accrued compensation and related benefits	27,427	21,441
Earn-out obligations	11,458	12,027
Unearned revenues	41,895	36,033
Total current liabilities	152,555	137,725
Non-current liabilities
Employee rights upon retirement	4,999	4,683
Earn-out obligation - long term		16,998
Deferred tax liabilities	97,955	105,901
Unearned revenues - long term	4,618	3,315
Other non-current liabilities	10,870	13,812
Total liabilities	270,997	282,434
Contingencies, see note 9
Equity
Ordinary shares, NIS 0.01 par value, authorized 180,000 shares; 49,436 and 49,211 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	134	133
Additional paid-in capital	2,428,978	2,412,197
Retained earnings	89,463	85,549
Accumulated other comprehensive income	1,596	1,908
Total equity	2,520,171	2,499,787
Total liabilities and equity	$ 2,791,168	$ 2,782,221